Liquidity and Going Concern (Details) - 6 months ended Jun. 30, 2025	SGD ($)	USD ($)	USD ($)
Liquidity and Going Concern [Line Items]
Cash flow from operating activities	$ (633,018)	$ (496,173)
Working capital surplus	(4,444,589)	$ (3,483,765)
Cash and cash equivalents	$ 6,309,371		$ 4,945,423